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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2007

            Check here if Amendment [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_] adds new holdings entries.

              Institutional Investment Manger Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                      Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:  David Labiak
    Title: Chief Financial Officer
    Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                  Greensboro,
   /s/ David Labiak             North Carolina            December 31, 2007
-----------------------  -----------------------------  ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included      None

Managers:

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  90,049

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                        Voting Authority
                        Title of           Value in                Investment  Other   -------------------
Name of Issuer           Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
--------------          -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Nokia..................   COM    654902204   8484   221,004   SH      Sole             221,004
Caterpillar............   COM    149123101   5158    71,090   SH      Sole              71,090
Procter & Gamble.......   COM    742718109   5016    68,315   SH      Sole              68,315
Berkshire Hathaway.....   COM    084670207   4798     1,013   SH      Sole               1,013
Johnson & Johnson......   COM    478160104   4757    71,316   SH      Sole              71,316
Pepsico................   COM    713448108   4681    61,670   SH      Sole              61,670
UPS....................   COM    911312106   4521    63,935   SH      Sole              63,935
Illinois Tool Works....   COM    452308109   4491    83,885   SH      Sole              83,885
3M.....................   COM    88579Y101   4459    52,880   SH      Sole              52,880
American Express.......   COM    025816109   4140    79,587   SH      Sole              79,587
Barr Pharmaceuticals...   COM    068306109   3691    69,510   SH      Sole              69,510
Omnicom Group..........   COM    681919106   3608    75,905   SH      Sole              75,905
Estee Lauder...........   COM    518439104   3605    82,675   SH      Sole              82,675
Harley-Davidson........   COM    412822108   3397    72,730   SH      Sole              72,730
Cardinal Health........   COM    14149Y108   3103    53,728   SH      Sole              53,728
Lowes..................   COM    548661107   2737   121,010   SH      Sole             121,010
Moody's................   COM    615369105   2274    63,685   SH      Sole              63,685
AllianceBernstein......   COM    01881G106   1485    19,735   SH      Sole              19,735
CapitalSource..........   COM    14055X102   1380    78,450   SH      Sole              78,450
Ares Capital...........   COM    04010L103   1319    90,135   SH      Sole              90,135
Enterprise Products....   COM    293792107   1306    40,955   SH      Sole              40,955
American Capital.......   COM    01855A101   1225    37,155   SH      Sole              37,155
Senior Housing.........   COM    81721M109   1196    52,750   SH      Sole              52,750
Anthracite Capital.....   COM    037023108   1186   162,945   SH      Sole             162,945
MCG Capital............   COM    58047P107   1164   100,430   SH      Sole             100,430
First Industrial Realty   COM    313400301   1142    32,993   SH      Sole              32,993
Genesis Lease..........   COM    37183T107   1030    54,915   SH      Sole              54,915
NuStar Energy..........   COM    67058H102    868    16,280   SH      Sole              16,280
Liberty Property Trust.   COM    531172104    841    29,293   SH      Sole              29,293
Plains All American....   COM    726503105    654    12,580   SH      Sole              12,580
Hospitality Properties.   COM    44106M102    651    20,192   SH      Sole              20,192
PNC Financial..........   COM    693475105    452     6,882   SH      Sole               6,882
General Elec Co........   COM    369604103    317     8,550   SH      Sole               8,550
Prologis Trust.........   COM    743410102    298     4,695   SH      Sole               4,695
BP.....................   COM    055622104    226     3,095   SH      Sole               3,095
Boston Properties......   COM    101121101    225     2,450   SH      Sole               2,450
Flextronics............   COM    Y2573F102    165    13,705   SH      Sole              13,705